Derivative Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Other comprehensive gain loss from cash flow hedges reclassified to income statement after tax	$ 0.0	$ 9.3
Financial liabilities at fair value through profit or loss	0.0	0.0
Steel [Member]
Disclosure of detailed information about financial instruments [line items]
Other comprehensive gain loss from cash flow hedges reclassified to income statement after tax	$ 0.0	(9.3)
Steel [Member] | Revenue [Member]
Disclosure of detailed information about financial instruments [line items]
Other comprehensive gain loss from cash flow hedges reclassified to income statement after tax		$ 9.3